Equity-Accounted Investees and Joint Business - Albajuna Therapeutics, S.L. (Details) - EUR (€) € in Thousands			12 Months Ended
	Mar. 07, 2025	Oct. 09, 2023	Dec. 31, 2018	Dec. 31, 2016
Grifols Innovation and New Technologies Limited
Equity-Accounted Investees and Joint Business
Proportion of ownership interest (as a percent)	100.00%	100.00%
Albajuna Therapeutics, S.L
Equity-Accounted Investees and Joint Business
Proportion of ownership interest (as a percent)		100.00%
Albajuna Therapeutics, S.L
Equity-Accounted Investees and Joint Business
Percentage of interest acquired		51.00%
Total business combination cost		€ 1,000
Albajuna Therapeutics, S.L.
Equity-Accounted Investees and Joint Business
Capital investment				€ 4,000
Percentage of shareholding			49.00%	30.00%